Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 8,613	$ 7,553
Impact of foreign exchange rate changes	(403)	1,060
Ending balance	8,210	8,613
Cost
Reconciliation of changes in goodwill [abstract]
Beginning balance	8,613	7,553
Impact of foreign exchange rate changes	(403)	1,060
Ending balance	8,210	8,613
Accumulated impairment loss
Reconciliation of changes in goodwill [abstract]
Beginning balance	0	0
Impact of foreign exchange rate changes	0	0
Ending balance	$ 0	$ 0